Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 1,027.4	$ 905.1
Additions	252.7	279.6
Business combinations		35.0
Transfer to right-of-use assets		(7.3)
Disposals	(6.7)	(1.4)
Depreciation	(197.2)	(177.3)
Impairment	(30.5)
Effect of foreign currency exchange rate changes	18.6	(6.3)
Carrying amount, Ending balance	1,064.3	1,027.4
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	313.5	292.4
Additions	90.8	111.8
Business combinations		2.0
Disposals	(0.1)
Depreciation	(95.4)	(90.4)
Impairment	(21.7)
Effect of foreign currency exchange rate changes	5.4	(2.3)
Carrying amount, Ending balance	292.5	313.5
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	403.6	348.1
Additions	105.3	133.6
Transfer to right-of-use assets		(4.7)
Disposals	(0.9)	(1.0)
Depreciation	(82.5)	(69.6)
Impairment	(8.8)
Effect of foreign currency exchange rate changes	8.3	(2.8)
Carrying amount, Ending balance	425.0	403.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	247.4	216.6
Additions	23.7	32.1
Business combinations		19.7
Transfer to right-of-use assets		(2.6)
Disposals	(0.3)	(0.4)
Depreciation	(19.3)	(17.3)
Effect of foreign currency exchange rate changes	3.1	(0.7)
Carrying amount, Ending balance	254.6	247.4
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	62.9	48.0
Additions	32.9	2.1
Business combinations		13.3
Disposals	(5.4)
Effect of foreign currency exchange rate changes	1.8	(0.5)
Carrying amount, Ending balance	$ 92.2	$ 62.9